CAPITAL STOCK	3 Months Ended	12 Months Ended
	Oct. 31, 2012	Jul. 31, 2012
CAPITAL STOCK [Text Block]
5.	CAPITAL STOCK

Holders of common stock are entitled to one vote for each share held. There are no restrictions that limit the Company's ability to pay dividends on its common stock. The Company has not declared any dividends since incorporation.

On October 23, 2012, the Company issued 266,667 shares of its common stock at $0.15 per share for proceeds totaling $40,000 pursuant to a registered offering of 1,000,000 shares.

5.	CAPITAL STOCK

Holders of common stock are entitled to one vote for each share held. There are no restrictions that limit the Company's ability to pay dividends on its common stock. The Company has not declared any dividends since incorporation.

On February 23, 2012, the Company issued 100,000 shares of its common stock at $0.10 per share for proceeds totaling $10,000 in a private placement transaction.